Concentration Risk (Details)	12 Months Ended
	Dec. 31, 2019 Customers Vendors	Dec. 31, 2018 Customers Vendors	Dec. 31, 2017 Customers Vendors
Revenues [Member]
Concentration Risk (Textual)
Concentration risk, percentage	10.00%
Revenues [Member] | Major customers [Member]
Concentration Risk (Textual)
Concentration risk, percentage	88.00%	86.00%	89.00%
Number of customers | Customers	1	2	3
Cost of revenues [Member]
Concentration Risk (Textual)
Concentration risk, percentage	10.00%
Cost of revenues [Member] | Major vendors [Member]
Concentration Risk (Textual)
Concentration risk, percentage	34.00%	0.00%	17.00%
Number of vendors | Vendors	2	0	1
Accounts receivables [Member]
Concentration Risk (Textual)
Concentration risk, percentage	100.00%	98.00%